COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Lease Commitments
2015	$997
2016	670
2017	363
2018	287
2019	240
2020 and there after	1,141
$3,698